Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	$ 50,274,125	$ 256,268,604
Accounts payable to related parties Current	462,578,466	946,498,574
Non-Current accounts payable to related parties	1,034,791,219	1,147,096,713
Endesa Espana [Member] | Deferred revenue from other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	31,005	29,270
Enel Trading Argentina S.R.L. [member] | Deferred revenue from other services | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	18,532	18,083
Enel Trading Argentina S.R.L. [member] | IT Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	85,066	83,004
Enel Green Power Morocco [Member] | Deferred revenue from other services | MOROCCO | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	580,915	456,512
GNL Chile S.A. [Member] | Gas Purchase [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	3,988,333	8,623,438
Accounts payable to related parties Current	13,109,107	18,616,494
Endesa Generacion [Member] | Deferred revenue from other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	171,500	88,636
Endesa Generacion [Member] | Coal Purchase [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	520,938	508,311
Endesa Generacion [Member] | Engineering Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		51,516
Enel Iberia SRL [Member] | Deferred revenue from other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	323,962	88,171
Enel Iberia SRL [Member] | IT Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	22,016	656,798
Enel Global Trading S.p.A [Member] | Deferred revenue from other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	538,142	819,835
Enel Global Trading S.p.A [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	26,463	24,982
Enel Global Trading S.p.A [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	642,625	534,305
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	29,915,452	74,001,856
Enel Global Trading S.p.A [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	5,084,420	8,739,608
Enel Brasil S A [Member] | Deferred revenue from other services | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,859,584	1,451,125
Accounts payable to related parties Current	99,449	33,026
Enel Brasil S A [Member] | Deferred revenue from other services | Brazil [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		222,193
Enel Brasil S A [Member] | Engineering Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	15,555	15,178
Enel Generacin Peru S.A. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	3,298,013	1,228,039
Enel Americas S.A. [Member] | Deferred revenue from other services | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		188,236
Enel Americas S.A. [Member] | Deferred revenue from other services | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	147,491	158,018
Enel Americas S.A. [Member] | IT Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	767,621	881,246
Enel Americas S.A. [Member] | Technical Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,133,921	389,126
Enel Generacin Piura S.A. [Member] | Deferred revenue from other services | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	215,021	605,760
Enel Generacin Piura S.A. [Member] | Deferred revenue from other services | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		71,534
Enel Generacin Piura S.A. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	8,199	78,511
Chinango S.A.C. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	18,970	18,511
Enel Innovation Hubs Srl [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	111,271
Enel Green Power Spa [Member] | Deferred revenue from other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	672,349	2,188
Accounts payable to related parties Current	6,259,507	16,387,650
Enel Green Power Spa [Member] | Deferred revenue from other services | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		428,285
Enel Green Power Spa [Member] | Deferred revenue from other services | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		230,975
Accounts payable to related parties Current	245,139	273,636
Enel Green Power Spa [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	615,499	123,427
Accounts payable to related parties Current	16,707,060	21,467,585
Enel Green Power Spa [Member] | Engineering Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		474,458
Enel Green Power Spa [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	7,680,812	6,528,805
Enel Green Power Spa [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,828,895
Accounts payable to related parties Current	31,310,148	35,965,138
Enel Distribucin Peru S.A. [Member] | IT Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	242,125	334,125
Enel Energia [Member] | Deferred revenue from other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		552,771
Enel Energia [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	7,773,093	9,025,183
Gridspertise s.r.l. [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,626,356	1,189,548
Enel Global Services S.r.l [Member] | Deferred revenue from other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	22,741
Accounts payable to related parties Current	238,209	70,811
Enel Global Services S.r.l [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,973,905	1,327,547
Enel Green Power Per [Member] | Deferred revenue from other services | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		4,450
Enel Green Power Per [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		1,364,051
Proyectos y Soluciones Renovables S.A.C. [Member] | Deferred revenue from other services | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		151,213
Enel Generacion Costanera S.A. [Member] | Purchase of Materials [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		6,780
Enel Generacion Costanera S.A. [Member] | Engineering Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		187,436
Enel Generacion El Chocon S.A. [Member] | Engineering Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	14,748	14,390
Energetica Monzon S.A.C. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	804,311	784,712
Enel Green Power North America Inc [Member] | Technical Services [Member] | United States [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	220,579
Empresa Distribuidora Sur S.A. [Member] | Deferred revenue from other services | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	247,437	184,318
Empresa Distribuidora Sur S.A. [Member] | IT Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,670,459	1,619,319
Energia y Servicios South America Spa [Member] | Deferred revenue from other services | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		197,933
Energia y Servicios South America Spa [Member] | Deferred revenue from other services | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		154,180
Accounts payable to related parties Current		285,648
Energia y Servicios South America Spa [Member] | Technical Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		232,786
Enel Produzione [Member] | Deferred revenue from other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	278,448	262,931
Accounts payable to related parties Current	113,349	990,303
Enel Produzione [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,471,152	1,678,743
Enel Global Thermal Generation S.r.l. [Member] | Deferred revenue from other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		1,298,786
Enel Global Thermal Generation S.r.l. [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		215,601
Enel Global Thermal Generation S.r.l. [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		1,329,550
Enel Global Thermal Generation S.r.l. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		1,726,897
Accounts payable to related parties Current		8,123,201
Enel North America Inc [Member] | Deferred revenue from other services | United States [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		63,594
Enel North America Inc [Member] | Deferred revenue from other services | United States [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	224,177	158,958
Enel Global Trading S.p.A. IT [Member] | Deferred revenue from other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	492,226	464,774
Enel Global Trading S.p.A. IT [Member] | Commodity Derivatives [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	23,737,063	195,403,892
Enel S.p.A [Member] | Deferred revenue from other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,020,093	845,251
Accounts payable to related parties Current	3,594,734	5,708,090
Enel S.p.A [Member] | Dividends [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		14,369,214
Enel S.p.A [Member] | Dividends [Member] | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,988	1,939
Enel S.p.A [Member] | Dividends [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	123,046,700	229,338,163
Enel S.p.A [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,924,035	3,485,259
Enel S.p.A [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	6,259,685	10,947,000
Enel S.p.A [Member] | Financial Guarantee Service | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,194,512	202,442
Enel Finance International NV [Member] | Loan Payable [Member] | NETHERLANDS | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	146,577,056	428,466,443
Non-Current accounts payable to related parties	1,034,791,219	1,147,096,713
Enel Green Power Argentina [Member] | Deferred revenue from other services | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		322,890
Enel Green Power Italia [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	653,225
Enel Americas [Member] | Deferred revenue from other services | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	211,676
Enel Americas [Member] | Deferred revenue from other services | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	725,547	179,409
Enel Green Power Espaa SL [Member] | Deferred revenue from other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	713,663	658,207
Enel Green Power Espaa SL [Member] | Deferred revenue from other services | United States [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	451,430	440,402
Enel X SLR [Member] | Deferred revenue from other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	54,443	51,406
Accounts payable to related parties Current	113,027	121,786
Enel X SLR [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	434,851	935,155
Enel X SLR [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	14,627,961	12,779,052
Cesi S.p.A. [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	114,153	71,579
Enel Italia [Member] | Deferred revenue from other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,438,058	776,929
Accounts payable to related parties Current	1,919,621	1,552,756
Enel Italia [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	714,721	1,113,099
Enel X Brasil Gerenciamento de Energia Ltda [Member] | IT Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	10,889	1,057
Enel Distribucin Sao Paulo [Member] | Deferred revenue from other services | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	67,307	67,658
Accounts payable to related parties Current	845,605	492,612
Enel X Way Chile SpA [Member] | Deferred revenue from other services | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,100,090	974,759
Accounts payable to related parties Current	3,504,042	3,891,398
Enel X Way Chile SpA [Member] | IT Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,237,282	528,182
Enel X Way Chile SpA [Member] | Technical Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	521,628	267,241
Enel Colombia S.A. ESP [Member] | Deferred revenue from other services | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	55,113	89,269
Accounts payable to related parties Current	86,671	35,836
Enel Colombia S.A. ESP [Member] | Engineering Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,447,752	1,627,025
Enel Colombia S.A. ESP [Member] | IT Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		122,891
Endesa Energa [Member] | Deferred revenue from other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	12,748	28,514
Endesa Energa [Member] | Gas Sales [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		31,754,264
Enel Grids S.r.L [Member] | Deferred revenue from other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	561,521	530,205
Accounts payable to related parties Current	325,943	325,189
Enel Grids S.r.L [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	16,688,192	14,243,095
Enel Grids S.r.L [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	$ 8,393,271	$ 5,453,612